Pension Plans and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension Plans and Other Postretirement Benefits
Pension Plans and Other Postretirement Benefits
NewMarket uses a December 31 measurement date for all of our plans.
U.S. Retirement Plans
NewMarket sponsors four pension plans for all full-time U.S. employees that offer a benefit based primarily on years of service and compensation. Employees do not contribute to these pension plans. The plans are as follows:

•	Salaried employees' pension plan

•	Afton pension plan for union employees (the Sauget plan)

•	Ethyl retirement income plan for union employees in Houston, Texas (the Houston plan)

•	Afton Chemical Additives pension plan for union employees in Port Arthur, Texas (the Port Arthur plan)
In addition, we offer an unfunded, nonqualified supplemental pension plan. This plan restores the pension benefits from our regular pension plans that would have been payable to designated participants if it were not for limitations imposed by U.S. federal income tax regulations.
We also provide postretirement health care benefits and life insurance to eligible retired employees. NewMarket pays the premium for the insurance contract that holds plan assets for retiree life insurance benefits.
The components of net periodic pension and postretirement benefit costs, as well as other amounts recognized in other comprehensive income (loss), are shown below.

	Years Ended December 31,
	Pension Benefits			Postretirement Benefits
(in thousands)	2012	2011	2010	2012	2011	2010
Net periodic benefit cost
Service cost	$8,801	$7,055	$6,755	$1,885	$1,514	$1,336
Interest cost	9,583	9,079	8,559	3,052	3,158	3,277
Expected return on plan assets	(13,264)	(11,445)	(9,689)	(1,492)	(1,595)	(1,627)
Amortization of prior service cost	210	306	292	9	8	9
Amortization of actuarial net loss (gain)	5,329	3,203	3,371	(66)	(602)	(439)
Net periodic benefit cost	10,659	8,198	9,288	3,388	2,483	2,556
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Actuarial net loss (gain)	25,509	37,484	(7,530)	2,442	5,072	(1,754)
Prior service cost	0	0	1,193	0	0	0
Amortization of actuarial net (loss) gain	(5,329)	(3,203)	(3,371)	66	602	439
Amortization of prior service cost	(210)	(306)	(292)	(9)	(8)	(9)
Total recognized in other comprehensive income (loss)	19,970	33,975	(10,000)	2,499	5,666	(1,324)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$30,629	$42,173	$(712)	$5,887	$8,149	$1,232

The estimated amounts to be amortized from accumulated other comprehensive loss into net periodic benefit cost during 2013 are shown in the table below.

(in thousands)	Pension Benefits	Postretirement Benefits
Actuarial net loss	$7,203	$0
Prior service cost	14	9

Changes in the plans’ benefit obligations and assets follow.

	Years Ended December 31,
	Pension Benefits		Postretirement Benefits
(in thousands)	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$191,061	$154,579	$64,483	$58,770
Service cost	8,801	7,055	1,885	1,514
Interest cost	9,583	9,079	3,052	3,158
Actuarial net loss	31,760	26,505	2,224	4,324
Benefits paid	(6,453)	(6,157)	(3,547)	(3,283)
Benefit obligation at end of year	234,752	191,061	68,097	64,483
Change in plan assets
Fair value of plan assets at beginning of year	129,086	112,143	25,903	26,623
Actual return on plan assets	19,515	466	1,274	847
Employer contributions	22,584	22,634	1,642	1,716
Benefits paid	(6,453)	(6,157)	(3,547)	(3,283)
Fair value of plan assets at end of year	164,732	129,086	25,272	25,903
Funded status	$(70,020)	$(61,975)	$(42,825)	$(38,580)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	$(2,442)	$(2,443)	$(1,900)	$(1,800)
Noncurrent liabilities	(67,578)	(59,532)	(40,925)	(36,780)
	$(70,020)	$(61,975)	$(42,825)	$(38,580)
Amounts recognized in accumulated other comprehensive loss
Actuarial net loss (gain)	$115,211	$95,031	$(3,338)	$(5,846)
Prior service (credit) cost	(1,102)	(892)	18	27
	$114,109	$94,139	$(3,320)	$(5,819)

The accumulated benefit obligation for all domestic defined benefit pension plans was $195 million at December 31, 2012 and $159 million at December 31, 2011.
The projected benefit obligation exceeded the fair market value of plan assets for all domestic plans at December 31, 2012. The accumulated benefit obligation exceeded the fair market value of plan assets for all domestic plans, except for the Salaried plan and the Houston plan, at December 31, 2012.
The projected benefit obligation exceeded the fair market value of plan assets for all domestic plans at December 31, 2011. The accumulated benefit obligation exceeded the fair market value of plan assets for all domestic plans, except for the Port Arthur plan, at December 31, 2011.
The net liability position of plans in which the projected benefit obligation exceeds assets is included in other noncurrent liabilities on the Consolidated Balance Sheets.
A portion of the accrued benefit cost for the nonqualified plan is included in current liabilities at both December 31, 2012 and December 31, 2011. As the nonqualified plan is unfunded, the amount reflected in current liabilities represents the expected benefit payments related to the nonqualified plan during 2013.
The first table below shows information on domestic pension plans with the accumulated benefit obligation in excess of plan assets. The second table presents information on domestic pension plans with the projected benefit obligation in excess of plan assets.

	December 31,
(in thousands)	2012	2011
Plans with the accumulated benefit obligation in excess of the fair market value of plan assets
Projected benefit obligation	$67,123	$189,260
Accumulated benefit obligation	63,831	157,444
Fair market value of plan assets	31,501	127,323

	December 31,
(in thousands)	2012	2011
Plans with the projected benefit obligation in excess of the fair market value of plan assets
Projected benefit obligation	$234,752	$191,061
Fair market value of plan assets	164,732	129,086

There are no assets held in the nonqualified plan by the trustee for the retired beneficiaries of the nonqualified plan. Payments to retired beneficiaries of the nonqualified plan are made with cash from operations.
Assumptions—We used the following assumptions to calculate the results of our retirement plans:

	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31,
Discount rate	5.000%	5.875%	5.875%	5.000%	5.875%	5.875%
Expected long-term rate of return on plan assets	9.00%	9.00%	9.00%	6.25%	6.25%	6.25%
Rate of projected compensation increase	3.50%	3.50%	4.00%
Weighted-average assumptions used to determine benefit obligations at December 31,
Discount rate	4.125%	5.000%	5.875%	4.125%	5.000%	5.875%
Rate of projected compensation increase	3.50%	3.50%	3.50%

For pension plans, we base the assumed expected long-term rate of return for plan assets on an analysis of our actual investments, including our asset allocation, as well as a stochastic analysis of expected returns. This analysis reflects the expected long-term rates of return for each significant asset class and economic indicator. As of January 1, 2013, the expected rates were 8.4% for U.S. large cap stocks, 2.1% for fixed income, and 2.2% for inflation. The range of returns relies both on forecasts and on broad-market historical benchmarks for expected return, correlation, and volatility for each asset class. Our asset allocation is predominantly weighted toward equities. Through our ongoing monitoring of our investments and review of market data, we have decreased the expected long-term rate of return for our U.S. plans from 9.0% to 8.5% at December 31, 2012. For the post-retirement plan, we based the assumed expected long-term rate of return for plan assets on an evaluation of projected interest rates, as well as the guaranteed interest rate for our insurance contract.
Assumed health care cost trend rates at December 31 are shown in the table below. The expected health care cost trend rate for 2012 was 8.0%.

	December 31,
	2012	2011
Health care cost trend rate assumed for next year	7.5%	8.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.75%
Year that the rate reaches the ultimate trend rate	2018	2017

A one-percentage point change in the assumed health care cost trend rate would have the following effects:

(in thousands)	1% Increase	1% Decrease
Effect on accumulated postretirement benefit obligation as of December 31, 2012	$9,473	$(7,415)
Effect on net periodic postretirement benefit cost in 2012	1,023	(769)

The Patient Protection and Affordable Care Act (PPACA), as amended by the Health Care and Education Reconciliation Act of 2010, was signed into law in March 2010. The PPACA mandates health care reforms with effective dates from 2010 to 2018, including an excise tax on high cost health care plans effective in 2018. The additional accumulated postretirement liability resulting from the PPACA is not material and has been included in the benefit obligation for our postretirement plan at December 31, 2012 and December 31, 2011. Given the complexity of the PPACA and the extended time period during which implementation is currently expected to occur, additional adjustments to the benefit obligation may be necessary.
Plan Assets—Pension plan assets are held and distributed by trusts and consist principally of common stock and investment-grade fixed income securities. We invest directly in common stocks, as well as in funds which primarily hold stock and debt securities. Our target allocation is 90% to 97% in equities and 3% to 10% in debt securities or cash.
The pension obligation is long-term in nature and the investment philosophy followed by the Pension Investment Committee is likewise long-term in its approach. The majority of the pension funds are invested in equity securities as historically, equity securities have outperformed debt securities and cash investments, resulting in a higher investment return over the long-term. While in the short-term, equity securities may underperform other investment classes, we are less concerned with short-term results and more concerned with long-term improvement. The pension funds are managed by six different investment companies who predominantly invest in U.S. and international equities. Each investment company’s performance is reviewed quarterly. A small portion of the funds is in investments, such as cash or short-term bonds, which historically has been less vulnerable to short-term market swings. These funds are used to provide the cash needed to meet our monthly obligations.
There are no significant concentrations of risk within plan assets, nor do the equity securities include any NewMarket common stock for any year presented.
The assets of the postretirement benefit plan are invested completely in an insurance contract held by Metropolitan Life. No NewMarket common stock is included in these assets.
The following table provides information on the fair value of our pension and postretirement benefit plans assets, as well as the related level within the fair value hierarchy.

	December 31, 2012				December 31, 2011
		Fair Value Measurements Using				Fair Value Measurements Using
(in thousands)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension Plans
Equity securities:
U. S. companies	$114,491	$114,491	$0	$0	$89,659	$89,659	$0	$0
International companies	10,018	10,018	0	0	11,234	11,234	0	0
Real estate investment trusts	1,475	1,475	0	0	1,198	1,198	0	0
Common collective trust	15,479	0	15,479	0	11,898	0	11,898	0
Money market instruments	6,792	6,792	0	0	3,367	3,367	0	0
Mutual funds—fixed income	9,521	9,521	0	0	8,090	8,090	0	0
Cash and cash equivalents	5,743	5,743	0	0	3,198	3,198	0	0
Insurance contract	1,213	0	1,213	0	442	0	442	0
	$164,732	$148,040	$16,692	$0	$129,086	$116,746	$12,340	$0
Postretirement Plans
Insurance contract	$25,272	$0	$25,272	$0	$25,903	$0	$25,903	$0

The valuation methodologies used to develop the fair value measurements for the investments in the table above is outlined below. There have been no changes in the valuation techniques used to value the investments.

•	Equity securities, including common stock and real estate investment trusts, are valued at the closing price reported on a national exchange.

•
The common collective trust (the trust) is valued at the net asset value of units held by the Plan based on quoted market value of the underlying investments held by the fund. The trust invests primarily in a diversified portfolio of equity securities of companies located outside of the United States and Canada, as determined by a company's jurisdiction of incorporation. We may make withdrawals from the trust on the first business day of each month with at least six business days' notice. There are no restrictions on redemption as of December 31, 2012 or December 31, 2011.

•	Money market instruments are valued at cost, which approximates fair value.

•	Mutual funds are valued at the closing price reported on a national exchange.

•	Cash and cash equivalents are valued at cost.

•
The insurance contracts are unallocated funds deposited with an insurance company and are stated at an amount equal to the sum of all amounts deposited less the sum of all amounts withdrawn, adjusted for investment return.

Cash Flows—For U.S. plans, NewMarket expects to contribute $23 million to the pension plans and $2 million to our other postretirement benefit plans in 2013. The expected benefit payments for the next ten years are as follows.

(in thousands)	Expected Pension Benefit Payments	Expected Postretirement Benefit Payments
2013	$7,176	$3,955
2014	7,820	3,825
2015	8,968	3,716
2016	9,762	3,593
2017	10,620	3,499
2018 through 2022	64,453	15,807

Foreign Retirement Plans
For most employees of our foreign subsidiaries, NewMarket has defined benefit pension plans that offer benefits based primarily on years of service and compensation. These defined benefit plans provide benefits for employees of our foreign subsidiaries located in Belgium, the United Kingdom, Germany, Canada, and Mexico. NewMarket generally contributes to investment trusts and insurance policies to provide for these plans.
In addition to the foreign defined benefit pension plans, NewMarket also provides retirement benefits in Japan and Brazil which are not defined benefit plans. The total pension expense for these plans was $300 thousand for 2012, $300 thousand for 2011, and $200 thousand for 2010.
Our foreign subsidiary in Canada also sponsors a defined benefit postretirement plan. This postretirement plan provides certain health care benefits and life insurance to eligible retired employees. We pay the entire premium for these benefits.
The components of net periodic pension and postretirement benefit costs, as well as other amounts recognized in other comprehensive loss, for these foreign defined benefit retirement plans are shown below.

	Years Ended December 31,
	Pension Benefits			Postretirement Benefits
(in thousands)	2012	2011	2010	2012	2011	2010
Net periodic benefit cost
Service cost	$4,314	$4,510	$3,015	$28	$30	$25
Interest cost	5,345	5,881	5,447	111	153	146
Expected return on plan assets	(6,039)	(6,365)	(5,344)	0	0	0
Amortization of prior service (credit) cost	(144)	84	86	0	0	0
Amortization of transition (asset) obligation	0	0	(37)	53	53	52
Amortization of actuarial net loss	1,103	1,083	1,240	31	61	53
Settlement gain	(336)	0	0	0	0	0
Net periodic benefit cost	4,243	5,193	4,407	223	297	276
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Actuarial net loss (gain)	7,917	2,447	(723)	143	(374)	115
Prior service cost	2,041	0	49	0	0	0
Settlement gain	(581)	0	0	0	0	0
Amortization of transition asset (obligation)	0	0	37	(53)	(53)	(52)
Amortization of actuarial net loss	(1,103)	(1,083)	(1,240)	(31)	(61)	(53)
Amortization of prior service credit (cost)	144	(84)	(86)	0	0	0
Total recognized in other comprehensive income (loss)	8,418	1,280	(1,963)	59	(488)	10
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$12,661	$6,473	$2,444	$282	$(191)	$286

The settlement gain in the tables above reflects the September 2012 completion of a partial wind-up of our Canadian salaried pension plan.

The estimated amounts to be amortized from accumulated other comprehensive loss into net periodic benefit cost during 2013 are shown in the table below.

(in thousands)	Pension Benefits	Postretirement Benefits
Actuarial net loss	$1,430	$41
Prior service (credit) cost	(9)	0
Transition obligation	0	53

Changes in the benefit obligations and assets of the foreign defined benefit plans follow.

	Years Ended December 31,
	Pension Benefits		Postretirement Benefits
(in thousands)	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$112,656	$108,304	$2,596	$3,068
Service cost	4,314	4,510	28	30
Interest cost	5,345	5,881	111	153
Plan amendments	2,014	0	0	0
Employee contributions	687	662	0	0
Actuarial net (gain) loss	11,572	(1,392)	142	(391)
Benefits paid	(5,225)	(4,095)	(203)	(213)
Settlement gain	(910)	0	0	0
Foreign currency translation	5,045	(1,214)	69	(51)
Benefit obligation at end of year	135,498	112,656	2,743	2,596
Change in plan assets
Fair value of plan assets at beginning of year	108,177	103,364	0	0
Actual return on plan assets	9,714	2,364	0	0
Employer contributions	7,957	6,699	203	213
Employee contributions	687	662	0	0
Benefits paid	(5,225)	(4,095)	(203)	(213)
Foreign currency translation	5,082	(817)	0	0
Fair value of plan assets at end of year	126,392	108,177	0	0
Funded status	$(9,106)	$(4,479)	$(2,743)	$(2,596)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	$12,710	$11,494	$0	$0
Current liabilities	(394)	(384)	(149)	(206)
Noncurrent liabilities	(21,422)	(15,589)	(2,594)	(2,390)
	$(9,106)	$(4,479)	$(2,743)	$(2,596)
Amounts recognized in accumulated other comprehensive loss
Actuarial net loss	$39,156	$32,923	$627	$515
Prior service credit	(61)	(2,246)	0	0
Transition obligation	10	10	232	285
	$39,105	$30,687	$859	$800

The accumulated benefit obligation for all foreign defined benefit pension plans was $118 million at December 31, 2012 and $98 million at December 31, 2011.
The fair market value of plan assets exceeded both the accumulated benefit obligation and projected benefit obligation for the United Kingdom and the Canadian Salary plans at year-end 2012. The net asset position of the United Kingdom and Canadian Salary plans are included in prepaid pension cost on the Consolidated Balance Sheets at December 31, 2012. The accumulated benefit obligation and projected benefit obligation exceeded the fair market value of plan assets for the German, Belgian, Canadian Hourly, and Mexican plans at December 31, 2012. The accrued benefit cost of these plans is included in other noncurrent liabilities on the Consolidated Balance Sheets. As the German plan is unfunded, a portion of the accrued benefit cost for the German plan is included in current liabilities at year-end 2012 reflecting the expected benefit payments related to the plan for the following year.
The fair market value of plan assets exceeded both the accumulated benefit obligation and projected benefit obligation for the United Kingdom plan at year-end 2011. The net asset position of the United Kingdom plan is included in prepaid pension cost on the Consolidated Balance Sheets at December 31, 2011. The accumulated benefit obligation and projected benefit obligation exceeded the fair market value of plan assets for the German, Belgian, Canadian Hourly, and Canadian Salary plans at December 31, 2011. The accrued benefit cost of these plans is included in other noncurrent liabilities on the Consolidated Balance Sheets. As the German plan is unfunded, a portion of the accrued benefit cost for the German plan is included in current liabilities at year-end 2011 reflecting the expected benefit payments related to the plan for the following year.
The first table below shows information on foreign plans with the accumulated benefit obligation in excess of plan assets. The second table shows information on plans with the projected benefit obligation in excess of plan assets.

	December 31,
(in thousands)	2012	2011
Plans with the accumulated benefit obligation in excess of the fair market value of plan assets
Projected benefit obligation	$35,983	$38,758
Accumulated benefit obligation	25,322	30,902
Fair market value of plan assets	14,167	22,785

	December 31,
(in thousands)	2012	2011
Plans with the projected benefit obligation in excess of the fair market value of plan assets
Projected benefit obligation	$35,983	$38,758
Fair market value of plan assets	14,167	22,785

Assumptions—The information in the table below provides the weighted-average assumptions used to calculate the results of our foreign defined benefit plans.

	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31,
Discount rate	4.65%	5.16%	5.52%	4.25%	5.00%	5.25%
Expected long-term rate of return on plan assets	5.46%	5.92%	5.92%
Rate of projected compensation increase	4.24%	4.63%	4.22%
Weighted-average assumptions used to determine benefit obligations at December 31,
Discount rate	4.03%	4.65%	5.16%	4.00%	4.25%	5.00%
Rate of projected compensation increase	4.26%	4.24%	4.63%

The actuarial assumptions used by the various foreign locations are based upon the circumstances of each particular country and pension plan. The factors impacting the determination of the long-term rate of return for a particular foreign pension plan include the market conditions within a particular country, as well as the investment strategy and asset allocation of the specific plan.
Assumed health care cost trend rates at December 31 are shown in the table below.

	December 31,
	2012	2011
Health care cost trend rate assumed for next year	5.0%	5.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	2012	2012

A one-percentage point change in the assumed health care cost trend rate would have the following effects:

(in thousands)	1% Increase	1% Decrease
Effect on accumulated postretirement benefit obligation as of December 31, 2012	$237	$(185)
Effect on net periodic postretirement benefit cost in 2012	16	(12)

Plan Assets—Pension plan assets vary by foreign location and plan. Assets are held and distributed by trusts and, depending upon the foreign location and plan, consist primarily of equity securities, corporate and government debt securities, cash, and insurance contracts. The combined average target allocation of our foreign pension plans is 53% in equities, 34% in debt securities, 9% in insurance contracts, and 4% in a pooled investment property fund.
While the pension obligation is long-term in nature for each of our foreign plans, the investment strategies followed by each plan vary to some degree based upon the laws of a particular country, as well as the provisions of the specific pension trust. The United Kingdom and Canadian plans are invested predominantly in equity securities and debt securities. The funds of these plans are managed by various trustees and investment companies whose performance is reviewed throughout the year. The Belgian plan is invested in an insurance contract. The Mexican plan is invested in various mutual funds. The German plan has no assets.
There are no significant concentrations of risk within plan assets, nor do the equity securities include any NewMarket common stock for any year presented. The benefits of the Canadian postretirement benefit plan are paid through an insurance contract.
The following table provides information on the fair value of our foreign pension plans assets, as well as the related level within the fair value hierarchy.

	December 31, 2012				December 31, 2011
		Fair Value Measurements Using				Fair Value Measurements Using
(in thousands)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension Plans
Equity securities:
U.S. companies	$6,927	$6,927	$0	$0	$5,833	$5,833	$0	$0
International companies	48,244	48,244	0	0	38,159	38,159	0	0
Debt securities—corporate	37,266	37,266	0	0	16,715	16,715	0	0
Debt securities—government	4,338	4,338	0	0	20,222	20,222	0	0
Mutual funds	52	52	0	0	0	0	0	0
Cash and cash equivalents	559	559	0	0	297	297	0	0
Pooled investment funds:
Equity securities—U.S. companies	888	0	888	0	825	0	825	0
Equity securities—international companies	10,908	0	10,908	0	8,735	0	8,735	0
Debt securities—corporate	693	0	693	0	690	0	690	0
Debt securities—government	901	0	901	0	779	0	779	0
Money market instruments	0	0	0	0	1,635	0	1,635	0
Cash and cash equivalents	482	0	482	0	333	0	333	0
Property	4,409	0	4,409	0	4,166	0	4,166	0
Insurance contract	10,725	0	10,725	0	9,788	0	9,788	0
	$126,392	$97,386	$29,006	$0	$108,177	$81,226	$26,951	$0

The valuation methodologies used to develop the fair value measurements for the investments in the table above are outlined below. There have been no changes in the valuation techniques used to value the investments.

•	Equity securities are valued at the closing price reported on a national exchange.

•	Corporate and government debt securities are composed of bond funds that are priced daily.

•	Mutual funds are valued at the closing price reported on a national exchange.

•	Cash and cash equivalents are valued at cost.

•
The pooled investment funds are priced daily. The underlying assets that are invested in equity securities, as well as corporate and government debt securities, are listed on a recognized exchange. The underlying assets that are invested in property are valued monthly by an independent property management firm.

•
The insurance contracts are funds deposited with an insurance company and are stated at an amount equal to the sum of all amounts deposited less the sum of all amounts withdrawn, adjusted for investment return.

Cash Flows—For foreign pension plans, NewMarket expects to contribute $7 million to the plans in 2013. We expect to contribute approximately $150 thousand to the Canadian postretirement benefit plan. The expected benefit payments for the next ten years are as follows:

(in thousands)	Expected Pension Benefit Payments	Expected Postretirement Benefit Payments
2013	$4,540	$149
2014	3,513	154
2015	4,543	158
2016	3,711	161
2017	5,594	162
2018 through 2022	21,535	806